Commitments and contingencies	12 Months Ended
Mar. 31, 2024
MiX Telematics Limited [Member]
Commitments and contingencies

18. Commitments and contingencies

Capital commitments

As of March 31, 2023 and 2024, the Company had approved, and contracted, capital commitments for property, plant and equipment of $2.2 million and $4.4 million, respectively; and for intangible assets of $1.4 million and $1.6 million, respectively.

Capital commitments will be funded out of a mixture of working capital and cash and cash equivalents.

Contingencies

Service agreement

In terms of an amended network services agreement with Mobile Telephone Networks Proprietary Limited (“MTN”), MTN is entitled to claw back payments from MiX Telematics Africa Proprietary Limited, a subsidiary of the Company, in the event of early cancellation of the agreement or certain base connections not being maintained over the term of the agreement. No connection incentives will be received in terms of the amended network services agreement. The maximum potential liability under the arrangement as of March 31, 2023 and 2024 was $1.1 million and $0.8 million, respectively. No loss is considered probable under this arrangement.

Competition Commission of South Africa matter

On April 15, 2019, the Competition Commission of South Africa (the “Commission”) referred a matter to the Competition Tribunal of South Africa (“Tribunal”). The Commission contended that the Company and a number of its channel partners had engaged in market division.

On June 27, 2024, the Tribunal confirmed the settlement agreement between the Commission and the Company of an administrative penalty to resolve the matter. The settlement agreement confirms that the Company is not liable for anticompetitive conduct.

As the matter was still subject to approval and confirmation by the Tribunal at year end, and the timing or the outcome of the approval and confirmation could not be predicted as at March 31, 2024, the Company has not made any provision for this matter as at March 31, 2024.